Other Current Assets	6 Months Ended
Jun. 30, 2024
Miscellaneous current assets [abstract]
Other Current Assets
23.	Other Current Assets
The composition of other current assets is shown below:

(in thousands)	Note	June 30 2024	December 31 2023

Prepaid expenses		$3,892	$2,628

Other		506	871

Total other current assets		$4,398	$3,499